Shareholders’ Equity (Details) - Schedule of non-controlling interest - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	$ 44,689,378	$ 3,122,250
GMB(Beijing) [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	4,698	5,365
GMB Culture [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	21,514	25,613
Jiagui Haifeng [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	(723)	(13)
Shidong Trading [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	(34)	(35)
GMB Consulting [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	13,776	14,477
GMB Technology [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	(184,770)	(185,377)
Shidong Cloud [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	59,019
Guizhou New Energy [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	44,779,627	3,262,220
Sunrise Guizhou [Member]
Shareholders’ Equity (Details) - Schedule of non-controlling interest [Line Items]
Total	$ (3,729)